Payable, other payable and accruals (Tables)	12 Months Ended
Dec. 31, 2025
Other Liabilities Disclosure [Abstract]
Schedule of Payable, Other Payable and Accruals

	2025	2024	2023

Staff salaries and other benefits	70,972	62,036	63,110
Professional fees	340,091	403,250	403,798
Hosting service in Memphis site	314,728	-	-
Others	532,788	525,060	538,700
	1,258,579	990,346	1,005,608